Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

NOTE 15. EMPLOYEE BENEFIT PLANS

We maintain a deferred savings plan covering substantially all of our employees that qualified under Section 401(k) of the Internal Revenue Code. Our deferred savings plan has an employer matching contribution of 100% of the first 3% and 50% of the next 2% of an employee’s eligible earnings, which vests immediately. We paid employer contributions of approximately $2.2 million, $2.3 million and $2.0 million, respectively, during the years ended December 31, 2016, 2015 and 2014, respectively.

In 2015, our board and stockholders’ approved and adopted the La Quinta Holdings Inc. 2015 Employee Stock Purchase Plan (the “ESPP”) which allows eligible employees to purchase Holdings’ stock at a discount of 5%.  The ESPP is intended to be in compliance with safe harbor rules so that the ESPP is not compensatory, and no expense is recognized related to the ESPP.  There were 2.6 million shares reserved for purchase under the ESPP, of which 11,589 shares and 5,233 shares were issued and included in shares outstanding as of December 31, 2016 and 2015, respectively.